Cash flow information - Gross debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow information
Restricted cash and time deposits over three months	¥ 51,940	¥ 447,564
Cash and cash equivalents	1,947,922	1,379,473	¥ 1,907,776	¥ 1,399,370
Financial assets at fair value through profit or loss	455,016	925,204
Lease liabilities (Note 19)	(24,405)	(51,224)
-due within one year	(13,735)	(22,941)
-due after one year	(10,670)	(28,283)
Borrowings - repayable within one year	(19,160)	(251,732)
Net debt	2,411,313	2,449,285	¥ 2,561,572	¥ 3,561,300
Cash and liquid investments	2,454,878	2,752,241
Gross debt - fixed interest rates	¥ (43,565)	¥ (302,956)